Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories
Schedule of Inventories
	December 31,	December 31,
	2023	2022

Concentrates	$1,769	$1,694
Finished goods	-	368
In-circuit work in progress	-	205
Ore stockpiles	913	898
Spare parts and supplies	5,975	5,670
	$8,657	$8,835